General - Additional Information (Detail) - SGD ($)	Mar. 23, 2021	Dec. 22, 2020	Jan. 31, 2019	Sep. 19, 2018
TDCXH [Member]
Disclosure of General Information About Financial Statements [Line Items]
Percentage of equity interest acquired	100.00%			40.00%
Cash consideration		$ 2
Founder [Member]
Disclosure of General Information About Financial Statements [Line Items]
Percentage of reduction in equity interest through cancellation of of shares in subsidiary			60.00%